DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES - Narrative (Details)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 19, 2023 CAD ($)	Apr. 21, 2023 CAD ($)	Apr. 21, 2023 USD ($)	Mar. 20, 2023 CAD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 279,574,884	$ 224,942,365
Investissement Quebec Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 26,932,757	$ 23,573,074	$ 50,000,000			$ 26,991,772	$ 50,000,000
Government assistance				$ 11,543,339	$ 8,433,798